Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000031758
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Institutional Class
Trading Symbol	CIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Institutional Class	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Value Fund, Institutional Class	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,028,006	$1,065,169
Sep/17	$1,249,144	$1,268,660
Sep/18	$1,253,230	$1,303,384
Sep/19	$1,152,846	$1,285,929
Sep/20	$1,062,572	$1,292,289
Sep/21	$1,462,039	$1,624,800
Sep/22	$1,120,109	$1,216,471
Sep/23	$1,593,516	$1,528,455
Sep/24	$1,973,934	$1,906,987
Sep/25	$2,335,498	$2,192,816

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Institutional Class	18.32%	17.06%	8.85%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 16,598,134,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 105,612
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$16,598,134	67	$105,612	46%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	5.7%
Short-Term Investment	0.5%
Belgium	2.3%
Switzerland	2.5%
United States	2.7%
Exchange-Traded Fund	2.7%
Italy	2.8%
Canada	3.0%
South Korea	4.9%
Netherlands	6.7%
Germany	8.6%
Japan	9.5%
France	18.8%
United Kingdom	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.4%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.3%
Reckitt Benckiser Group PLC	3.3%
Rolls-Royce Holdings PLC	3.2%
Barclays PLC	3.0%
AstraZeneca PLC	3.0%
iShares MSCI EAFE ETF	2.7%
Renesas Electronics Corp.	2.7%
Roche Holding AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund
C000031757
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Investor Class
Trading Symbol	CIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Investor Class	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Value Fund, Investor Class	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$10,000	$10,000
Sep/16	$10,256	$10,652
Sep/17	$12,432	$12,687
Sep/18	$12,459	$13,034
Sep/19	$11,430	$12,859
Sep/20	$10,509	$12,923
Sep/21	$14,432	$16,248
Sep/22	$11,034	$12,165
Sep/23	$15,655	$15,285
Sep/24	$19,343	$19,070
Sep/25	$22,835	$21,928

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Investor Class	18.05%	16.79%	8.61%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 16,598,134,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 105,612
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$16,598,134	67	$105,612	46%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	5.7%
Short-Term Investment	0.5%
Belgium	2.3%
Switzerland	2.5%
United States	2.7%
Exchange-Traded Fund	2.7%
Italy	2.8%
Canada	3.0%
South Korea	4.9%
Netherlands	6.7%
Germany	8.6%
Japan	9.5%
France	18.8%
United Kingdom	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.4%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.3%
Reckitt Benckiser Group PLC	3.3%
Rolls-Royce Holdings PLC	3.2%
Barclays PLC	3.0%
AstraZeneca PLC	3.0%
iShares MSCI EAFE ETF	2.7%
Renesas Electronics Corp.	2.7%
Roche Holding AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund